RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7.   RELATED PARTY TRANSACTIONS

Lease Commitments

The Company rents office space from SB Lauren PC, an entity owned by the wife of the Company’s President, on a month to month basis for $1,200 per month. The arrangement commenced in 2012.  Rent expense for each of the three months ended March 31, 2014 and 2013 in connection with this arrangement was $3,600. Rent expense from inception of the lease on January 1, 2012, through March 31, 2014 was $32,400.  As of March 31, 2014 and December 31, 2013 $3,800, and $5,000, respectively was included in accounts payable on the condensed consolidated balance sheet relating to this arrangement.

Research and Development Employment Agreements

On October 14, 2013, the Company entered into a consulting agreement with Dr. Abraham Mittelman to be the Company’s Chief Executive Officer for a term of 4 years. The agreement was effective on July 1, 2013. The Company agreed to pay Dr. Mittelman $72,000 per annum in common stock in equal increments, not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses. For the three months ended March 31, 2014, the Company has recorded $18,000 in connection with this consulting agreement as research and development fees on the condensed consolidated statements of operations.  The total expense related to this agreement from July 24, 2007 (inception) to March 31, 2014 was $54,000. The unpaid balance in the amount of $54,000 is included in accrued expenses as of March 31, 2014 on the condensed consolidated balance sheet. As of December 31, 2013, $36,000 was included in accrued expenses on the consolidated balance sheet.

On October 14, 2013, the Company entered into a consulting agreement with Dr. Raj Tiwari, to be the Company’s Chief Scientific Officer for a term of 4 years. The agreement was effective on July 1, 2013. The Company agreed to pay Dr. Tiwari $72,000 per annum in equal increments, not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses. In addition, Dr. Tiwari shall be paid a signing bonus of $20,000 over two years in equal increments, not less frequently than monthly. For the three months ended March 31, 2014, the Company has recorded $18,000 in connection with this consulting agreement as research and development fees on the condensed consolidated statements of operations. The total expense related to this agreement from July 24, 2007 (inception) to March 31, 2014 was $74,000.  The unpaid balance in the amount of $20,000 is included in accounts payable and accrued expenses as of March 31, 2014 on the condensed consolidated balance sheet. As of December 31, 2013, $20,000 was included in accounts payable and accrued expenses on the consolidated balance sheet.

On October 14, 2013, the Company entered into a consulting agreement with Dr. Jan Geliebter to be the Company’s Secretary for a term of 4 years. The agreement was effective on July 1, 2013. The Company agreed to pay Dr. Geliebter $48,000 per annum in equal increments not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses. In addition, Dr. Geliebter shall be paid a signing bonus of $35,000 over two years in equal increments, not less frequently than monthly. For the three months ended March 31, 2014, the Company has recorded $12,000 in connection with this consulting agreement as research and development fees on the condensed consolidated statements of operations. The total expense related to this agreement from July 24, 2007 (inception) to March 31, 2014 was $71,000.  The unpaid balance in the amount of $59,000 is included in accrued expenses as of March 31, 2014 on the condensed consolidated balance sheet. As of December 31, 2013, $59,000 was included in accrued expenses on the consolidated balance sheet.

On October 14, 2013, the Company entered into a consulting agreement with Dr. Robert Suriano to be the Company’s Lab Manager for a term of 2 years. The agreement was effective on July 1, 2013. The Company agreed to pay Dr. Suriano $24,000 per annum in equal increments, not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses. In addition, Dr. Suriano shall be paid a signing bonus of $10,000 over two years in equal increments, not less frequently than monthly. Payments pursuant to consulting agreement shall accrue as of the date of the consulting agreement and commence once the Company has raised $2.5 million through a financing. For the three months ended March 31, 2014, the Company has recorded $6,000 in connection with this consulting agreement as research and development fees on the condensed consolidated statement of operations. The unpaid balance in the amount of $22,000 is included in accrued expenses as of March 31, 2014 on the condensed consolidated balance sheet. The total expense related to this agreement from July 24, 2007 (inception) to March 31, 2014 was $28,000. As of December 31, 2013, $20,000 was included in accrued expenses on the consolidated balance sheet.

On October 14, 2013, the Company entered into a consulting agreement with Dr. Debabrata Banerjee to be a research consultant for the Company for a term of 4 years. The agreement was effective on July 1, 2013. The Company agreed to pay Banerjee $48,000 per annum in equal increments, not less frequently than monthly, with a five (5) percent annual increase, plus normal out of pocket expenses. In addition, Banerjee shall be paid a signing bonus of $35,000 over two years in equal increments, not less frequently than monthly. Payments pursuant to consulting agreement shall accrue as of the date of the consulting agreement and commence once the Company has raised $2.5 million through a financing. For the three months ended March 31, 2014, the Company has recorded $12,000 in connection with this consulting agreement as research and development fees on the condensed consolidated statements of operations. The unpaid balance in the amount of $59,000 is included in accrued expenses as of March 31, 2014 on the condensed consolidated balance sheet. The total expense related to this agreement from July 24, 2007 (inception) to March 31, 2014 was $71,000. As of December 31, 2013, $59,000 was included in accrued expenses on the consolidated balance sheet.

Payroll Taxes

From the Company’s inception in 2007 through March 31, 2014, the Company considered certain executives to be consultants of the Company rather than employees.  If the executives were treated as employees during the above period, the Company would have been required to withhold and remit payroll taxes to the respective taxing authorities. This position may be subject to audit by the Internal Revenue Service and other state and local taxing authorities, which, upon review, could result in an unfavorable outcome if it is determined that such individuals’ compensation should have been reported on the basis of an employee rather than a consultant.  The Company has recorded charges of approximately $9,946 and $3,672 for the three months ended March 31, 2014 and 2013, respectively, and approximately $192,546 for the period from July 24, 2007 (inception) to March 31, 2014 in consulting and research and development fees on the condensed consolidated statements of operations for additional compensation (including penalties and interest) on behalf of the executives, should the Company be challenged by the taxing authorities and it is determined their position is without merit.

Director Compensation

In December 2013, the Company reached an agreement with a former member of its Board of Directors, Mr. Douglas Cole, whereby the Company agreed to issue 200,000 shares of common stock to Mr. Cole for his past services as a Director at similar terms in the Private Placement.  Due to administrative delays, the shares were issued on January 8, 2014.

Sichenzia Ross Friedman Ference LLP

On August 27, 2013 the Company engaged Sichenzia Ross Friedman Ference LLP (“SRFF”) as its legal representative for a going public transaction. The Company agreed to pay SRFF $50,000 and 325,000 shares of common stock for providing this service. Once the Company was able to complete such transaction, which it did in December 2013, the Company agreed to pay $4,500 per month for general legal matters, for which the Company will have the option to pay such fees in registered common stock valued at $6,000. The Company has determined that the fair market value of the stock was more readily available than the fair market value of the services rendered. The Company paid SRFF the $50,000 in cash during the year ended December 31, 2013 and has included the value of the common stock to be issued of $65,000 in shares issuable on the consolidated balance sheet as of December 31, 2013 with a corresponding charge to consulting fees on the statement of operations. The shares were issued on January 8, 2014. For the three months ended March 31, 2014, the Company has recorded $13,500 in connection with this agreement, which is recorded as consulting fees on the condensed consolidated statement of operations. The unpaid balance in the amount of $13,500 is included in accounts payable as of March 31, 2014 on the condensed consolidated balance sheet. The total expense related to this agreement from July 24, 2007 (inception) to March 31, 2014 was $128,500.

Objective Equity, LLC

On December 13, 2013, the Company entered into an agreement with Objective Equity, LLC (“Objective Equity”) to act on behalf of the Company as its non-exclusive placement agent and assist the Company in raising capital.  In consideration for such services, the Company agreed to pay Objective Equity (a) a cash placement fee of 8% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise and, (b) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise.  The agreement terminates on December 13, 2014. Mr. Douglas Cole, a former Director of the Company is a partner in Objective Equity.  On January 8, 2014, the Company amended the terms of its agreement with Objective Equity whereby both parties agreed that the Company would issue Objective Equity shares of common stock with a grant date fair value equal to 8% of the total proceeds received by the Company.  The Company has determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered.  Of the total proceeds received to date in the Private Placement, Objective Equity assisted the Company in the raising of the initial $660,000 and as a result, the Company included $52,800 in shares issuable at December 31, 2013.  On January 8, 2014, the Company issued objective equity 264,000 shares of common stock.

NOTE 9.   RELATED PARTY TRANSACTIONS

Tiwari and Banerjee own a non-controlling interest in Prostagenics, LLC, described above in Note 4.

Lease Commitments

The Company rents office space from SB Lauren PC, an entity owned by the wife of the Company’s President, on a month to month basis for $1,200 per month. The arrangement commenced in 2012.  Rent expense for each of the years ended December 31, 2013 and 2012 was $14,400 in connection with this arrangement, of which $5,000 is included in accounts payable and accrued expenses as of December 31, 2013.

Director Compensation

In December 2013, the Company reached an agreement with a member of its Board of Directors, Mr. Douglas Cole, whereby the Company agreed to issue 200,000 shares of common stock to Mr. Cole for his past services as a Director at similar terms to the shares issued in the Private Placement.  The Company has determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered.  During the year ended December 31, 2013, the Company recorded $40,000 in connection with this issuance which is included in consulting fees in the statement of operations with a corresponding accrual to shares issuable. Due to administrative delays, the shares were issued on January 8, 2014.  On February 5, 2014, Mr. Cole resigned as a director of AV Therapeutics, Inc.

Sichenzia Ross Friedman Ference LLP

On August 27, 2013 the Company engaged Sichenzia Ross Friedman Ference LLP (“SRFF”) as its legal representative for a going public transaction. The Company agreed to pay SRFF $50,000 and 325,000 shares of common stock for providing this service. Once the Company was able to complete such transaction, which it did in December 2013, the Company agreed to pay $4,500 per month for general legal matters, for which the Company will have the option to pay such fees in registered common stock valued at $6,000. The Company has determined that the fair market value of the stock was more readily available than the fair market value of the services rendered. The Company paid SRFF the $50,000 in cash during the year ended December 31, 2013 and has included the value of the common stock to be issued of $65,000 in  shares issuable on the consolidated balance sheet as of December 31, 2013 with a corresponding charge to consulting fees on the statement of operations. The shares were issued on January 8, 2014.

Also, Paradox Capital Partners, LLC, an entity beneficially owned by Mr. Harvey J. Kesner, a partner at SRFF, invested $50,000 in the Private Placement and received 250,000 shares of common stock.

Objective Equity, LLC

On December 13, 2012, the Company entered into an agreement with Objective Equity, LLC (“Objective Equity”) to act on behalf of the Company as its non-exclusive placement agent and assist the Company in raising up to a maximum of $25 million.  In consideration for such services, the Company will pay Objective Equity (a) a cash placement fee of 8% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise and, (b) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise.  The agreement terminates on December 13, 2014. Mr. Douglas Cole, a former Director of the Company is a partner in Objective Equity.  On January 8, 2014, the Company amended the terms of its agreement with Objective Equity whereby both parties agreed that the Company would issue Objective Equity shares of common stock with a grant date fair value equal to 8% of the total proceeds received by the Company.  The Company has determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered.  Of the total proceeds received to date in the Private Placement, Objective Equity assisted the Company in the raising of the initial $660,000 and as a result, the Company included $52,800 in shares issuable at December 31, 2013.  On January 8, 2014, the Company issued 264,000 shares of common stock.